Remuneration and other benefits paid to the Bank’s directors and senior managers - Post-employment and other long-term benefits (Details)	12 Months Ended
Dec. 31, 2024 variable_remuneration
Disclosure of transactions between related parties [line items]
Period for investment in bank shares from date of termination	5 years
Directors
Disclosure of transactions between related parties [line items]
Pensionable base, expressed as a percent of fixed remuneration	22.00%
Pensionable base, percent of average last three variable renumeration amounts used in determination	30.00%
Pensionable base, number of variable renumeration amounts used in determination	3